Capital Stock and Warrants: Stock Warrants: Fair Value, by Balance Sheet Grouping (Details) (Warrant)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Warrant
Fair Value Assumptions, Risk Free Interest Rate	0.24%	1.31%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate	102.90%	200.00%